DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Financial Statement Location and Amounts
The notional and fair values of freestanding derivative instruments, presented in the statements of financial position, are shown below:

AS OF US$ MILLIONS	Primary underlying risk	Location in the statements of financial position	June 30, 2024			December 31, 2023
			Notional Amount	Carrying Amount / Fair Value		Notional Amount	Carrying Amount / Fair Value
				Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign exchange forwards	Foreign currency	Other invested assets, Other liabilities	$1,472	$—	$(10)	$1,532	$11	$—

Derivatives not designated as hedging instruments:
Equity-indexed options	Equity	Other invested assets	$45,871	$1,611	$—	$8,795	$322	$—
Foreign exchange forwards	Foreign currency	Other invested assets, Other liabilities	983	4	(1)	1,362	1	(4)
Bond futures	Interest rate	Other liabilities	1,507	—	(3)	1,652	—	(8)
Cross currency swaps	Foreign currency	Other invested assets, Other liabilities	—	—	—	8	—	—
Interest rate swaps	Interest rate	Other invested assets	84	5	—	87	8	—
			$49,917	$1,620	$(14)	$13,436	$342	$(12)
The following represents the financial statement location and amount of gains (losses) related to the derivatives and hedged items that qualify for fair value hedge accounting:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	2024	2023	2024	2023
Hedged items	$15	$—	$56	$—
Derivatives designated as hedging instruments	(14)	—	(55)	—
Investment related gains (losses)	$1	$—	$1	$—

Schedule of Derivatives Instruments
The following represents the amount of gains (losses) related to the derivatives not designated as hedging instruments, recognized in “Investment related gains (losses)” on the statements of operations, except for equity-indexed options which are recognized in “Change in fair value of insurance-related derivatives and embedded derivatives”:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2024	2023	2024	2023
Equity-indexed options	$285	$68	$385	$93
Foreign exchange forwards	(6)	41	(2)	37
Bond futures	9	(24)	5	(9)
Interest rate swaps	—	—	(3)	—
Interest rate options	1	—	1	—
	$289	$85	$386	$121

Schedule of Derivative Assets and Effects of Rights of Offset
Information regarding the Company’s exposure to credit loss on the derivatives it holds, including the effect of rights of offset, is presented below:

AS OF JUN. 30, 2024 US$ MILLIONS	Gross amount of derivative instruments[1]	Gross amounts offset in the statements of financial position[2]	Net amount presented on the statements of financial position	Collateral (received) pledged in cash[3]	Collateral (received) pledged in invested assets[3]	Exposure net of collateral
Derivative assets:
Equity-indexed options	$1,619	$(8)	$1,611	$(1,587)	$(21)	$3
Foreign exchange forwards	11	(7)	4	—	—	4
Bond futures	10	(10)	—	—	—	—
Cross currency swaps	12	(12)	—	—	—	—
Interest rate swaps	27	(22)	5	—	—	5
Total derivative assets	$1,679	$(59)	$1,620	$(1,587)	$(21)	$12

Derivative liabilities:
Equity-indexed options	$(8)	$8	$—	$—	$—	$—
Foreign exchange forwards	(18)	7	(11)	—	—	(11)
Bond futures	(13)	10	(3)	3	—	—
Cross currency swaps	(12)	12	—	—	—	—
Interest rate swaps	(22)	22	—	—	—	—
Total derivative liabilities	$(73)	$59	$(14)	$3	$—	$(11)
1. Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
2. Represents netting of derivative exposures covered by qualifying master netting agreements.
3. Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of June 30, 2024, the Company held excess collateral of $52 million.

AS OF DEC. 31, 2023 US$ MILLIONS	Gross amount of derivative instruments[1]	Gross amounts offset in the statements of financial position[2]	Net amount presented on the statements of financial position	Collateral (received) pledged in cash[3]	Collateral (received) pledged in invested assets[3]	Exposure net of collateral
Derivative assets:
Equity-indexed options	$322	$—	$322	$(209)	$(17)	$96
Foreign exchange forwards	16	(4)	12	—	—	12
Bond futures	65	(65)	—	—	—	—
Cross currency swaps	12	(12)	—	—	—	—
Interest rate swaps	29	(21)	8	—	—	8
Total derivative assets	$444	$(102)	$342	$(209)	$(17)	$116

Derivative liabilities:
Foreign exchange forwards	(8)	4	(4)	—	—	(4)
Bond futures	(73)	65	(8)	—	—	(8)
Cross currency swaps	(12)	12	—	—	—	—
Interest rate swaps	(21)	21	—	—	—	—
Total derivative liabilities	$(114)	$102	$(12)	$—	$—	$(12)
1. Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
2. Represents netting of derivative exposures covered by qualifying master netting agreements.
3. Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of December 31, 2023, the Company held excess collateral of $4 million.

Schedule of Derivative Liabilities and Effects of Rights of Offset
Information regarding the Company’s exposure to credit loss on the derivatives it holds, including the effect of rights of offset, is presented below:

AS OF JUN. 30, 2024 US$ MILLIONS	Gross amount of derivative instruments[1]	Gross amounts offset in the statements of financial position[2]	Net amount presented on the statements of financial position	Collateral (received) pledged in cash[3]	Collateral (received) pledged in invested assets[3]	Exposure net of collateral
Derivative assets:
Equity-indexed options	$1,619	$(8)	$1,611	$(1,587)	$(21)	$3
Foreign exchange forwards	11	(7)	4	—	—	4
Bond futures	10	(10)	—	—	—	—
Cross currency swaps	12	(12)	—	—	—	—
Interest rate swaps	27	(22)	5	—	—	5
Total derivative assets	$1,679	$(59)	$1,620	$(1,587)	$(21)	$12

Derivative liabilities:
Equity-indexed options	$(8)	$8	$—	$—	$—	$—
Foreign exchange forwards	(18)	7	(11)	—	—	(11)
Bond futures	(13)	10	(3)	3	—	—
Cross currency swaps	(12)	12	—	—	—	—
Interest rate swaps	(22)	22	—	—	—	—
Total derivative liabilities	$(73)	$59	$(14)	$3	$—	$(11)
1. Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
2. Represents netting of derivative exposures covered by qualifying master netting agreements.
3. Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of June 30, 2024, the Company held excess collateral of $52 million.

AS OF DEC. 31, 2023 US$ MILLIONS	Gross amount of derivative instruments[1]	Gross amounts offset in the statements of financial position[2]	Net amount presented on the statements of financial position	Collateral (received) pledged in cash[3]	Collateral (received) pledged in invested assets[3]	Exposure net of collateral
Derivative assets:
Equity-indexed options	$322	$—	$322	$(209)	$(17)	$96
Foreign exchange forwards	16	(4)	12	—	—	12
Bond futures	65	(65)	—	—	—	—
Cross currency swaps	12	(12)	—	—	—	—
Interest rate swaps	29	(21)	8	—	—	8
Total derivative assets	$444	$(102)	$342	$(209)	$(17)	$116

Derivative liabilities:
Foreign exchange forwards	(8)	4	(4)	—	—	(4)
Bond futures	(73)	65	(8)	—	—	(8)
Cross currency swaps	(12)	12	—	—	—	—
Interest rate swaps	(21)	21	—	—	—	—
Total derivative liabilities	$(114)	$102	$(12)	$—	$—	$(12)
1. Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
2. Represents netting of derivative exposures covered by qualifying master netting agreements.
3. Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of December 31, 2023, the Company held excess collateral of $4 million.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair values of embedded derivatives that have been separated from their host contracts, presented in the statements of financial position, are shown below:

AS OF US$ MILLIONS	Location in the statements of financial position	June 30, 2024		December 31, 2023
		Carrying Amount / Fair Value		Carrying Amount / Fair Value
		Assets	Liabilities	Assets	Liabilities
Modco arrangement	Reinsurance funds withheld	$34	$—	$(46)	$—
Indexed annuity and variable annuity product	Policyholders’ account balances	—	(1,196)	—	(1,104)
Funds withheld arrangement	Funds withheld for reinsurance liabilities	—	(34)	—	—
		$34	$(1,230)	$(46)	$(1,104)

Schedule of Derivative Instruments, Gain (Loss)
The following represents the amount of gains (losses) related to embedded derivatives recorded in the statements of operations:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Location in the statements of operations	Three Months Ended		Six Months Ended
		2024	2023	2024	2023
Modco arrangement	Net investment results from reinsurance funds withheld	$141	$27	$276	$(10)
Indexed annuity and variable annuity product	Change in fair value of insurance-related derivatives and embedded derivatives	(237)	(39)	(294)	(134)
Funds withheld arrangement	Change in fair value of insurance-related derivatives and embedded derivatives	(35)	—	(34)	—
		$(131)	$(12)	$(52)	$(144)